Annual Report - Financial Statements

T. Rowe Price
Tax-Free
Short-Intermediate
Fund

February 28, 2003



T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------


Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                         Year
                        Ended
                      2/28/03     2/28/02     2/28/01     2/29/00     2/28/99

NET ASSET VALUE

Beginning of
period              $    5.48   $    5.38   $    5.20   $    5.39   $    5.37

Investment activities

  Net investment
  income (loss)          0.19        0.21        0.23        0.21        0.22

  Net realized
  and unrealized
  gain (loss)            0.07        0.10        0.18       (0.18)       0.04

  Total from
  investment
  activities             0.26        0.31        0.41        0.03        0.26

Distributions

  Net investment
  income                (0.19)      (0.21)      (0.23)      (0.21)      (0.22)

  Net realized
  gain                  (0.02)         --          --       (0.01)      (0.02)

  Total
  distributions         (0.21)      (0.21)      (0.23)      (0.22)      (0.24)

NET ASSET VALUE

End of
period              $    5.53   $    5.48   $    5.38   $    5.20   $    5.39
--------------------------------------------------------------------------------

Ratios/Supplemental Data

Total
return^                  4.94%       5.92%       7.97%       0.67%       4.90%

Ratio of total
expenses to average
net assets               0.52%       0.52%       0.53%       0.53%       0.53%

Ratio of net
investment income
(loss) to average
net assets               3.54%       3.92%       4.27%       4.07%       4.06%

Portfolio
turnover rate            29.7%       30.0%       40.7%       49.7%       39.9%
                                                  (checkmark)

Net assets,
end of period
(in thousands)      $ 581,009   $ 471,780   $ 415,813   $ 404,634   $ 459,319

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

(checkmark) Excludes the effect of the acquisition of the Virginia Short-Term
            Bond Funds assets.

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------
                                                               February 28, 2003

Statement of Net Assets                                Par                Value
--------------------------------------------------------------------------------
                                                             In thousands


ALABAMA  2.4%

Alabama Federal Highway Fin. Auth.
  5.00%, 3/1/08 (MBIA Insured)             $         5,000      $         5,588

Decatur Ind. Dev. Board, British Petroleum
  VRDN (Currently 1.20%) (misc. symbol)                500                  500

Huntsville Solid Waste Disposal Auth.
  5.75%, 10/1/05 (MBIA Insured) (misc. symbol)         985                1,082

Jefferson County Sewer
  Capital Improvement
    5.50%, 2/1/40 (FGIC Insured)
    (Prerefunded 2/1/11!)                            3,405                3,952

Selma Ind. Dev. Board, Intl. Paper
  VRDN (Currently 3.50%)                             3,000                3,019

Total Alabama (Cost  $13,525)                                            14,141


ALASKA  1.3%

Alaska HFC, 5.35%, 12/1/07 (misc. symbol)            1,580                1,734

Alaska Student Loan Corp.
  5.50%, 7/1/05 (AMBAC Insured) (misc. symbol)       2,500                2,698

Valdez Marine, Phillips Petroleum,
  2.00%, 1/1/04                                      3,000                3,012

Total Alaska (Cost  $7,108)                                               7,444


ARIZONA  4.2%

Arizona School Fac. Board, 5.50%, 7/1/13             1,910                2,181

Salt River Agricultural Improvement & Power
  5.00%, 1/1/04                                      4,200                4,340
  5.00%, 1/1/05                                      3,650                3,901
  5.00%, 1/1/08                                      2,500                2,794
  5.00%, 1/1/09                                      5,000                5,589
  5.75%, 1/1/08                                      2,000                2,303
  6.50%, 1/1/04                                      3,300                3,451

Total Arizona (Cost  $23,848)                                            24,559


CALIFORNIA  1.0%

California Dept. of Water Resources
  5.50%, 5/1/10                            $         3,000      $         3,325
  5.50%, 5/1/11                                        500                  554

California Statewide CDA
  Kaiser Permanente, 3.70%, 6/1/05                   2,000                2,073

Total California (Cost  $5,775)                                           5,952


COLORADO  1.7%

Colorado DOT, RAN, 5.75%,
  6/15/07 (AMBAC Insured)                            4,950                5,694

Denver City & County Airport
  6.00%, 11/15/03 (MBIA Insured) (misc. symbol)      3,965                4,099

Total Colorado (Cost  $9,601)                                             9,793


CONNECTICUT  0.7%

Connecticut, Special Tax Obligation
  5.375%, 10/1/12 (FSA Insured)                      2,500                2,844

Mohegan Tribe Indians, 5.50%, 1/1/06                 1,250                1,306

Total Connecticut (Cost  $3,977)                                          4,150


DELAWARE  0.2%

Delaware, GO, 5.25%, 4/1/05                          1,120                1,213

Total Delaware (Cost  $1,130)                                             1,213


DISTRICT OF COLUMBIA  1.7%

District of Columbia, GO
  5.20%, 6/1/04 (AMBAC Insured)                      1,250                1,313
  5.50%, 6/1/08 (FSA Insured)                        2,235                2,554

Metropolitan Washington D.C. Airports Auth.
  VRDN (Currently 1.23%)
  (MBIA Insured) (misc. symbol)                        500                  500
  5.00%, 10/1/03 (misc. symbol)                        860                  878
  5.50%, 10/1/04 (FGIC Insured) (misc. symbol)       1,640                1,741
  5.50%, 10/1/05 (misc. symbol)                      1,750                1,897
  5.50%, 10/1/12 (FGIC Insured) (misc. symbol)         965                1,075

Total District of Columbia (Cost  $9,663)                                 9,958


FLORIDA  7.0%

Broward County Resource Recovery,
  5.00%, 12/1/05                           $         4,650      $         4,978

Broward County School Dist., GO,
  5.00%, 2/15/06                                     2,500                2,745

Collier County, 5.00%, 6/1/09
  (AMBAC Insured)                                    2,000                2,237

Florida, GO
  5.25%, 7/1/05 (FGIC Insured)                       1,940                2,117
  5.50%, 7/1/08 (FGIC Insured)                       5,185                5,975

Florida Board of Education, GO,
  5.00%, 6/1/06                                      1,000                1,106

Florida Dept. Environmental Protection
  5.00%, 7/1/06 (FGIC Insured)                       3,000                3,328

Florida Dept. of Natural Resources
    6.00%, 7/1/09 (AMBAC Insured)                    5,000                5,903
  Documentary Stamp Tax
    5.00%, 7/1/12 (AMBAC Insured)                    4,000                4,377

Miami-Dade County Aviation
  Miami Int'l Airport
    5.75%, 10/1/04 (FSA Insured) (misc. symbol)      5,000                5,326

St. Lucie County, PCR Florida Power & Light
  VRDN (Currently 1.20%)                             1,000                1,000

Volusia County School Dist.
  5.00%, 8/1/06 (FGIC Insured)                       1,400                1,556

Total Florida (Cost  $39,127)                                            40,648


GEORGIA  4.9%

Atlanta Airport Fac., 6.25%,
  1/1/05 (AMBAC Insured)                             6,220                6,777

Atlanta Water & Sewer
  5.25%, 1/1/27 (FGIC Insured)
  (Prerefunded 1/1/07!)                              4,550                5,136

DeKalb County Water & Sewage,
  6.125%, 10/1/04                                    5,275                5,687

Georgia, GO
  5.25%, 10/1/03                                     2,750                2,818
  7.20%, 3/1/05                                      2,000                2,234

Municipal Electric Auth. of Georgia
  5.00%, 1/1/04                                      5,070                5,227
  5.00%, 1/1/04
  (Escrowed to Maturity)                               530                  548

Total Georgia (Cost  $27,487)                                            28,427


HAWAII  1.3%

Hawaii Airport System, 6.125%, 7/1/05
  (FGIC Insured) (misc. symbol)            $         4,000      $         4,388

Honolulu, 5.60%, 4/1/07
  (Escrowed to Maturity)                             2,995                3,417

Total Hawaii (Cost  $7,417)                                               7,805


ILLINOIS  6.0%

Chicago, GO
  5.00%, 1/1/09 (MBIA Insured)                       1,350                1,502
  6.00%, 1/1/11 (AMBAC Insured)                      1,150                1,348

Chicago O'Hare Int'l Airport
  VRDN (Currently 1.20%)
  (AMBAC Insured) (misc. symbol)                     5,000                5,000
  VRDN (Currently 1.23%)
  (MBIA Insured) (misc. symbol)                      2,500                2,500

Chicago Public Building Commission
  Chicago Board of Ed.
    5.125%, 2/1/04 (FGIC Insured)                    1,515                1,571

Illinois
  Sales Tax
    5.50%, 6/15/05                                   4,195                4,588
    6.00%, 6/15/06                                   2,000                2,275

Illinois, GO
  5.00%, 8/1/03                                      4,320                4,392
  5.375%, 7/1/13 (MBIA Insured)                      3,450                3,904
  5.50%, 8/1/16 (MBIA Insured)                       1,650                1,852

Metropolitan Pier & Expo Auth.
  McCormick Place
    6.50%, 6/15/27
    (Prerefunded 6/15/03!) **                        4,000                4,144

Southwestern Dev. Auth.
  Anderson Hospital
    5.25%, 8/15/05                                     485                  513
    5.25%, 8/15/06                                     510                  546
    5.50%, 8/15/07                                     535                  578

Total Illinois (Cost  $33,838)                                           34,713


INDIANA  0.6%

Indianapolis Airport Auth., IDRB
  Federal Express, 7.10%,
  1/15/17 (misc. symbol)                   $         3,000      $         3,204

Total Indiana (Cost  $3,141)                                              3,204


KANSAS  2.5%

Kansas DOT
  5.10%, 3/1/03                                        500                  500
  5.40%, 3/1/08                                      4,850                5,528
  5.50%, 9/1/08                                      4,000                4,624
  7.25%, 3/1/05                                      3,500                3,914

Total Kansas (Cost  $14,152)                                             14,566


KENTUCKY  3.3%

Kenton County Airport Board
  Delta Airlines, 7.50%, 2/1/20 (misc. symbol)       2,630                2,168

Kentucky Property & Building Commission
  5.00%, 8/1/04                                      7,170                7,563
  5.25%, 10/1/04                                     2,500                2,661

Kentucky Turnpike Auth., 5.30%,
  7/1/04 (AMBAC Insured)                             4,750                5,016

Louisville & Jefferson County Regional Airport
  UPS Worldwide
    VRDN (Currently 1.20%) (misc. symbol)            1,650                1,650

Total Kentucky (Cost  $18,953)                                           19,058


LOUISIANA  1.6%

Louisiana, GO, 5.50%, 4/15/07 (AMBAC Insured)        5,000                5,670

St. Charles Parish, PCR, Shell Oil
  VRDN (Currently 1.20%) (misc. symbol)              2,500                2,500

West Feliciana Parish, PCR
  Entergy Gulf States, 5.65%, 9/1/04                 1,225                1,249

Total Louisiana (Cost  $8,789)                                            9,419


MARYLAND  2.7%

Maryland, GO, 5.00%, 7/15/06               $         1,500      $         1,668

Maryland DOT
  5.50%, 9/1/06                                      1,265                1,430
  5.50%, 2/1/09                                      7,370                8,442

Maryland Stadium Auth., Fac. Lease
  VRDN (Currently 1.15%) (misc. symbol)              3,300                3,300

Northeast Maryland Waste Disposal Auth., IDRB
  4.75%, 1/1/12 (misc. symbol)                       1,000                  946

Total Maryland (Cost  $15,000)                                           15,786


MASSACHUSETTS  1.8%

Massachusetts, 5.75%, 6/1/20
  (Prerefunded 6/1/10!)                              2,545                2,973

Massachusetts Dev. Fin. Agency
  American Ref-Fuel
    5.00%, 1/1/04 (MBIA Insured) (misc. symbol)      3,000                3,087

  Massachusetts General Hosp.
    5.75%, 8/1/03                                      700                  713
    5.75%, 8/1/04                                      500                  527

Massachusetts Municipal Wholesale Electric
  5.25%, 7/1/04 (MBIA Insured)                       3,000                3,161

Total Massachusetts (Cost  $10,199)                                      10,461


MICHIGAN  2.1%

Michigan, Comprehensive Transportation
  5.25%, 5/15/09 (FSA Insured)                       4,800                5,455

Michigan Municipal Bond Auth.,
  5.50%, 10/1/04                                     1,310                1,400

Michigan Public Power Agency, Belle River
  5.25%, 1/1/08 (MBIA Insured)                       1,500                1,693

Michigan State Building Auth., GO,
  5.25%, 10/15/04                                    2,585                2,757

Wayne Charter County Airport
  VRDN (Currently 1.09%)
  (FSA Insured) (misc. symbol)                       1,000                1,000

Total Michigan (Cost  $11,999)                                           12,305


MINNESOTA  1.2%

Minneapolis-St. Paul Metro Airport Commission
  5.50%, 1/1/10
  (FGIC Insured) (misc. symbol)            $         3,305      $         3,668

  Northwest Airlines, 6.50%,
  4/1/05 (misc. symbol)                              1,000                  926

Minnesota, GO, 5.75%, 8/1/05                         2,000                2,212

Total Minnesota (Cost  $6,578)                                            6,806


NEBRASKA  1.4%

Omaha Public Power Dist.
  5.25%, 2/1/04                                      3,000                3,115
  5.40%, 2/1/06                                        800                  887

Univ. of Nebraska Fac. Corp.,
  5.25%, 7/15/06                                     3,720                4,160

Total Nebraska (Cost  $7,631)                                             8,162


NEVADA  3.1%

Clark County Airport, McCarran Int'l Airport
  VRDN (Currently 1.23%)
  (FGIC Insured) (misc. symbol)                      9,100                9,100

Clark County School Dist., GO
  5.25%, 6/15/12 (FGIC Insured)                      5,075                5,749

Reno, GO, Capital Improvement
  5.00%, 4/1/05 (FGIC Insured)                       2,825                3,040

Total Nevada (Cost  $17,703)                                             17,889


NEW JERSEY  2.9%

New Jersey, GO, 5.25%, 3/1/08                        1,040                1,174

New Jersey Transit Corp.
  5.50%, 2/1/06 (AMBAC Insured)                      5,000                5,544
  COP, 5.00%, 9/15/04 (AMBAC Insured)                2,025                2,142

New Jersey Transportation Trust Fund Auth.
  5.75%, 6/15/11 (Escrowed to Maturity)              2,750                3,236
  6.00%, 6/15/07 (Escrowed to Maturity)              4,000                4,654

Total New Jersey (Cost  $15,477)                                         16,750


NEW MEXICO  1.3%

Bernalillo County, 5.75%,
  4/1/26 (Prerefunded 4/1/06!)             $         5,000      $         5,625

New Mexico Ed. Assistance Foundation
  5.50%, 11/1/10 (misc. symbol)                      1,750                1,801

Total New Mexico (Cost  $6,774)                                           7,426


NEW YORK  7.0%

Dormitory Auth. of the State of New York
  6.00%, 8/15/03                                    10,865               11,102
  6.00%, 8/15/03
  (Escrowed to Maturity)                                40                   41

Nassau County, GO, 7.00%, 3/1/04                     2,810                2,951

New York City, GO
  6.75%, 8/1/04                                      6,900                7,391
  7.00%, 8/1/04                                      4,000                4,297

New York City Transitional Fin. Auth.,
  5.00%, 2/1/10                                      4,850                5,384

New York State Thruway Auth.
  5.25%, 4/1/10 (MBIA Insured)                       5,000                5,655
  5.50%, 3/15/13                                     3,500                3,976

Total New York (Cost  $39,649)                                           40,797


NORTH CAROLINA  2.1%

Charlotte, 5.75%, 2/1/11
  (Prerefunded 2/1/04!)                              2,040                2,169

North Carolina, GO, 5.00%, 9/1/03                    5,750                5,866

North Carolina Eastern Municipal Power Agency
  5.45%, 1/1/04                                        915                  941
  7.00%, 1/1/08                                      2,010                2,317

North Carolina Municipal
  Power Agency, 6.00%, 1/1/04                        1,000                1,025

Total North Carolina (Cost  $12,055)                                     12,318


NORTH DAKOTA  0.4%

Burleigh County, 5.00%,
  5/1/03 (MBIA Insured)                              2,380                2,396

Total North Dakota (Cost  $2,383)                                         2,396


OHIO  2.5%

Cuyahoga County, GO, 5.50%, 11/15/05       $         1,400      $         1,554

Ohio, GO, Higher Ed. Capital
  Fac., 5.25%, 5/1/05                                2,495                2,707

Ohio Air Quality Dev. Auth., PCR
  FirstEnergy, 5.80%, 12/1/04                        2,000                2,046

Ohio Turnpike Commission
  5.50%, 2/15/26 (MBIA Insured)
  (Prerefunded 2/15/06!)                             4,650                5,264

Steubenville Hosp. Fac.
  Trinity Health
    5.45%, 10/1/03                                     640                  655
    5.50%, 10/1/04                                     585                  617
    5.55%, 10/1/05                                     630                  684
    5.60%, 10/1/06                                     730                  808

Total Ohio (Cost  $13,706)                                               14,335


OKLAHOMA  0.3%

Oklahoma Transportation Auth.
  5.25%, 1/1/07 (AMBAC Insured)                      1,780                1,994

Total Oklahoma (Cost  $1,924)                                             1,994


OREGON  0.4%

Oregon, GO, TAN, 3.25%, 5/1/03                       2,000                2,008

Total Oregon (Cost  $2,004)                                               2,008


PENNSYLVANIA  4.8%

Beaver County IDA, PCR,
  FirstEnergy, 4.85%, 6/1/04                         4,000                4,026

Montgomery County IDA, PCR
  Peco Energy, 5.20%, 10/1/04                        2,000                2,091

Pennsylvania, GO
  5.00%, 9/15/04                                     2,500                2,648
  5.00%, 9/15/06                                     6,000                6,687
  6.00%, 7/1/09                                      4,375                5,161

Pennsylvania Higher Education Assistance Agency
  Student Loan, VRDN
  (Currently 1.10%) (misc. symbol)                   1,200                1,200

Pennsylvania Intergovernmental Cooperative Auth.
  5.00%, 6/15/03 (FGIC Insured)            $         4,950      $         5,008

Philadelphia Redev. Auth.
  Schuylkill Apartments, 5.10%,
  12/1/03 (misc. symbol)                             1,000                1,003

Total Pennsylvania (Cost  $26,762)                                       27,824


PUERTO RICO  0.6%

Puerto Rico Electric Power Auth.,
  5.00%, 7/1/06                                      2,870                3,160

Puerto Rico Ind., Medical & Environmental, IDRB, PCR
  Intel, 4.25%, 9/1/03                                 500                  506

Total Puerto Rico (Cost  $3,611)                                          3,666


SOUTH CAROLINA  2.8%

South Carolina, GO
  5.00%, 7/1/10                                      6,525                7,345
  5.75%, 1/1/07                                      4,960                5,646

South Carolina Public Service Auth.
  5.00%, 1/1/05                                      1,000                1,064
  6.50%, 1/1/06 (FGIC Insured)                       1,800                2,042

Total South Carolina (Cost  $15,281)                                     16,097


TENNESSEE  0.2%

Montgomery County Public Building Auth., GO
  VRDN (Currently 1.15%)                             1,000                1,000

Total Tennessee (Cost  $1,000)                                            1,000


TEXAS  9.7%

Austin Utility Systems
  5.75%, 11/15/03 (FSA Insured)                      4,570                4,722
  5.75%, 11/15/03 (FSA Insured)
  (Escrowed to Maturity)                               430                  444

Brazos River Harbor Navigation Dist., IDRB
  Dow Chemical, 4.95%, 5/15/07 (misc. symbol)        1,500                1,538

Dallas-Fort Worth Int'l Airport Fac.
  5.625%, 11/1/12
  (FGIC Insured) (misc. symbol)                      5,000                5,581

  American Airlines, 6.05%,
  11/1/05 (misc. symbol)                               750                  165

Fort Worth, GO
  5.00%, 3/1/05                            $         1,000      $         1,074
  5.00%, 3/1/06                                      1,000                1,098

Fort Worth Water & Sewer,
  5.50%, 2/15/05                                     4,225                4,569

Gulf Coast Waste Disposal Auth.
  British Petroleum, VRDN
  (Currently 1.20%) (misc. symbol)                     600                  600

Harris County Health Fac. Dev. Corp.
  St. Lukes Episcopal Hosp.
    5.50%, 2/15/11                                   2,140                2,366
    5.50%, 2/15/12                                   2,000                2,197

Houston, GO
  5.00%, 3/1/11 (MBIA Insured)                       4,710                5,223
  5.25%, 3/1/05                                      6,750                7,277

Lower Colorado River Auth.
  6.00%, 5/15/07 (FSA Insured)                       5,000                5,770

San Antonio, GO, 5.00%, 8/1/10                       5,850                6,556

San Antonio Electric & Gas, 5.00%, 2/1/07            1,535                1,703

Tomball Hosp. Auth.
  5.50%, 7/1/03                                        800                  808
  5.50%, 7/1/04                                        800                  829
  5.50%, 7/1/05                                      1,300                1,385

Univ. of Texas, Board of Regents,
  5.25%, 8/15/04                                     2,375                2,517

Total Texas (Cost  $54,249)                                              56,422


UTAH  0.5%

Utah Board of Regents, VRDN
  (Currently 1.10%) (misc. symbol)                   3,000                3,000

Total Utah (Cost  $3,000)                                                 3,000


VIRGINIA  8.9%

Arlington County IDA
  Arlington Waste to Energy
    5.25%, 1/1/04 (FSA Insured)                      1,000                1,035

  Hosp. Center
    5.50%, 7/1/09                                    3,200                3,613
    5.50%, 7/1/12                                    3,760                4,177

Bedford County IDA, PCR
  Georgia-Pacific, 4.60%, 8/1/04                     1,170                1,127

Charles County IDA, IDRB
  Waste Management
    4.875%, 2/1/09 (misc. symbol)          $           750      $           750
    6.25%, 4/1/12 (misc. symbol)                       750                  788

Chesterfield County IDA
  Bon Secours Health System
    5.70%, 11/15/03                                  3,600                3,701

Fairfax County, GO, 5.50%, 12/1/05                   2,100                2,338

Louisa IDA, Virginia Electric & Power,
  3.40%, 3/1/04 (misc. symbol)                       3,000                3,049

Metropolitan Washington D.C. Airports Auth.
  5.50%, 10/1/07
  (FGIC Insured) (misc. symbol)                      4,000                4,492

  5.75%, 10/1/03
  (FGIC Insured) (misc. symbol)                        300                  308

Newport News, GO
  5.50%, 5/1/04                                        500                  526
  5.50%, 5/1/07                                      1,875                2,136

Southeastern Public Service Auth.,
  5.00%, 7/1/03                                        545                  550

Virginia Public School Auth., GO
  5.00%, 1/1/04                                      1,000                1,033
  5.25%, 8/1/05                                      1,500                1,641

Virginia Beach, GO, 5.25%, 3/1/09                    2,370                2,693

Virginia Biotechnology Research Park Auth.
  5.00%, 9/1/03                                      1,950                1,989

Virginia Ed. Loan Auth.
  5.60%, 3/1/03
  (Escrowed to Maturity) (misc. symbol)              2,050                2,051

Virginia HDA, 5.125%, 7/1/03 (misc. symbol)            865                  875

Virginia Port Auth.
  5.50%, 7/1/07 (misc. symbol)                       4,500                5,048
  5.75%, 7/1/03 (misc. symbol)                       1,545                1,569

Virginia Public Building Auth.,
  5.70%, 8/1/03                                        500                  510

Virginia Transportation Board,
  5.50%, 10/1/04                                     5,500                5,880

Total Virginia (Cost  $49,915)                                           51,879


WASHINGTON  1.4%

Clark County Public Utility Dist.
  5.00%, 1/1/04 (AMBAC Insured)                      1,650                1,704

King County, GO, 5.25%, 12/1/07                      3,195                3,644

Washington Public Power Supply System
  5.25%, 7/1/03                            $         3,000      $         3,042

Total Washington (Cost  $7,958)                                           8,390


WEST VIRGINIA  0.6%

West Virginia Hospital Fin. Auth.
  Charleston Medical Center
  5.90%, 9/1/06                                        225                  252
  5.90%, 9/1/06 (Escrowed to Maturity)                 930                1,057
  6.30%, 9/1/03                                        195                  200
  6.30%, 9/1/03 (Escrowed to Maturity)                 805                  825
  6.50%, 9/1/05                                        160                  177
  6.50%, 9/1/05 (Escrowed to Maturity)                 655                  735

Total West Virginia (Cost  $2,979)                                        3,246


WISCONSIN  1.0%

Milwaukee Metropolitan Sewage Dist., GO
  6.25%, 10/1/05                                     3,000                3,369

Wisconsin HEFA
  Froedert & Community Health Obligation
    5.50%, 10/1/07                                   1,000                1,108
    5.50%, 10/1/08                                   1,250                1,388

Total Wisconsin (Cost  $5,452)                                            5,865

Total Investments in Securities
100.1% of Net Assets (Cost  $560,820)                           $       581,872


Futures Contracts

                                        Contract    Unrealized
                        Expiration      Value       Gain (Loss)
                        ----------      --------    -----------
                                             In thousands
Short, 40 five year
U.S. Treasury
contracts, $50,000 of
6.50% Metropolitan
Pier & Expo Auth.
bonds pledged
as initial margin             6/03     $  (4,548)   $      (15)

Net payments
(receipts) of variation
margin to date                                                               (1)

Variation margin
receivable (payable)
on open futures
contracts                                                                   (16)

Other Assets Less Liabilities                                              (847)

NET ASSETS                                                      $       581,009
                                                                ---------------

Net Assets Consist of:

Undistributed net
investment income (loss)                                        $            85

Undistributed net
realized gain (loss)                                                       (432)

Net unrealized gain (loss)                                               21,037

Paid-in-capital applicable
to 104,993,205 shares of
$0.01 par value capital
stock outstanding;
1,000,000,000 shares
authorized                                                              560,319

NET ASSETS                                                      $       581,009
                                                                ---------------

NET ASSET VALUE PER SHARE                                       $          5.53
                                                                ---------------

(misc. symbol) Interest subject to alternative minimum tax

** All or a portion of this security is pledged to cover margin requirements on futures contracts at February 28, 2003

!    Used in determining portfolio maturity

AMBAC AMBAC Assurance Corp.

CDA  Community Development Administration

COP  Certificates of Participation

DOT  Department of Transportation

FGIC Financial Guaranty Insurance Company

FSA  Financial Security Assurance Inc.

GO   General Obligation

HDA  Housing Development Authority

HEFA Health & Educational Facility Authority

HFC  Housing Finance Corp.

IDA  Industrial Development Authority/Agency

IDRB Industrial Development Revenue Bond

MBIA MBIA Insurance Corp.

PCR  Pollution Control Revenue

RAN  Revenue Anticipation Note

TAN  Tax Anticipation Note

VRDN Variable-Rate Demand Note

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------

Statement of Operations
--------------------------------------------------------------------------------
In thousands


                                                                 Year
                                                                Ended
                                                              2/28/03

Investment Income (Loss)

Interest income                                            $   20,980

Expenses
  Investment management                                         2,180
  Shareholder servicing                                           268
  Custody and accounting                                          127
  Registration                                                     44
  Prospectus and shareholder reports                               29
  Legal and audit                                                  14
  Directors                                                         8
  Proxy and annual meeting                                          5
  Miscellaneous                                                     5
  Total expenses                                                2,680
  Expenses paid indirectly                                         (1)
  Net expenses                                                  2,679
Net investment income (loss)                                   18,301


Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                    2,753
  Futures                                                        (790)
  Net realized gain (loss)                                      1,963

Change in net unrealized gain (loss)
  Securities                                                    4,874
  Futures                                                         (15)

Change in net unrealized gain (loss)                            4,859
Net realized and unrealized gain (loss)                         6,822

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $   25,123
                                                           ----------

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands


                                                      Year
                                                     Ended
                                                   2/28/03              2/28/02

Increase (Decrease) in Net Assets

Operations

  Net investment
  income (loss)                            $        18,301      $        16,999

  Net realized
  gain (loss)                                        1,963                2,586

  Change in net
  unrealized
  gain (loss)                                        4,859                5,620

  Increase (decrease)
  in net assets
  from operations                                   25,123               25,205

Distributions to shareholders

  Net investment
  income                                           (18,276)             (16,962)

  Net realized
  gain                                              (1,859)                  --

  Decrease in net
  assets from
  distributions                                    (20,135)             (16,962)

Capital share transactions *

  Shares sold                                      214,442              134,142

  Distributions reinvested                          15,732               13,006

  Shares redeemed                                 (125,933)             (99,424)

  Increase (decrease)
  in net assets
  from capital
  share transactions                               104,241               47,724

Net Assets

Increase (decrease)
during period                                      109,229               55,967

Beginning of
period                                             471,780              415,813

End of
period                                     $       581,009      $       471,780
                                           -------------------------------------

*Share information

  Shares sold                                       39,080               24,674

  Distributions reinvested                           2,871                2,394

  Shares redeemed                                  (23,014)             (18,318)

  Increase (decrease)
  in shares
  outstanding                                       18,937                8,750

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------
                                                               February 28, 2003


Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free Short Intermediate Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on December 23, 1983. The fund seeks to provide, consistent with modest price fluctuation, a high level of income exempt from federal income taxes by investing primarily in short- and intermediate-term, investment-grade municipal securities.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Financial futures contracts are valued at closing settlement prices.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Premiums and Discounts Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Expenses Paid Indirectly Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Custody expense in the accompanying statement of operations is presented before reduction for credits, which totaled $1,000 for the year ended February 28, 2003.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts During the year ended February 28, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $241,754,000 and $148,356,000, respectively, for the year ended February 28, 2003.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted.

Distributions during the year ended February 28, 2003 were characterized as follows for tax purposes:


--------------------------------------------------------------------------------
Tax-exempt income                                          $18,276,000

Long-term capital gain                                      1,859,000

Total distributions                                        $20,135,000
                                                           -----------


At February 28, 2003, the tax-basis components of net assets were as follows:


--------------------------------------------------------------------------------
Unrealized appreciation                                    $22,337,000

Unrealized depreciation                                     (1,870,000)

Net unrealized appreciation (depreciation)                  20,467,000

Undistributed tax-exempt income                                 21,000

Undistributed long-term capital gain                           202,000

Paid-in capital                                            560,319,000

Net assets                                                $581,009,000
                                                          ------------


For the year ended February 28, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Results of operations and net assets were not affected by these reclassifications.


--------------------------------------------------------------------------------
Undistributed net investment income                        $  (29,000)

Undistributed net realized gain                              (830,000)

Paid-in capital                                               859,000


At February 28, 2003, the cost of investments for federal income tax purposes was $561,390,000.


NOTE 4- RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10 % of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At February 28, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $184,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $244,000 for the year ended February 28, 2003, of which $19,000 was payable at period-end.



T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (the "Fund") at February 28, 2003, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
March 19, 2003



T. Rowe Price Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------


Tax Information (Unaudited) for the Tax Year Ended 2/28/03
--------------------------------------------------------------------------------
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

o    $458,000 from short-term capital gains,

o $2,260,000 from long-term capital gains, subject to the 20% rate gains category,

The fund's distributions to shareholders included $18,256,000 which qualified as exempt-interest dividends.



T. Rowe Price Investment Services and Information
--------------------------------------------------------------------------------

Investment Services and Information


KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.


ACCOUNT SERVICES

Automated 24-Hour Services Including Tele*Access(registered trademark) and Account Access through the T. Rowe Price Web site on the Internet. Address: www.troweprice.com.

Automatic Investing. From your bank account or paycheck.

Automatic Withdrawal. Scheduled, automatic redemptions.

IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.


BROKERAGE SERVICES *

Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.


INVESTMENT INFORMATION

Consolidated Statement. Overview of all of your accounts.

Shareholder Reports. Manager reviews of their strategies and results.

T. Rowe Price Report. Quarterly investment newsletter.

Performance Update. Quarterly review of all T. Rowe Price fund results.

Insights. Educational reports on investment strategies and markets.

Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.

* T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.



T. Rowe Price Planning Tools and Services
--------------------------------------------------------------------------------

T. Rowe Price Retirement Services

T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at www.troweprice.com.

PLANNING TOOLS AND SERVICES

T. Rowe Price(registered trademark) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can draw down in retirement. The program uses extensive statistical analysis and the input of a T. Rowe Price Advisory Counselor to suggest an income plan that best meets your objectives.

Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

Rollover Investment Service* offers asset allocation and fund selection advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring.

IRA Rebalancing Service. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts retain your desired asset allocation.

Quality Information. Thousands of investors have made their personal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.


INVESTMENT VEHICLES

Individual Retirement Accounts (IRAs)
No-Load Variable Annuities
Small Business Retirement Plans

* Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.



T. Rowe Price Web Services
--------------------------------------------------------------------------------

www.troweprice.com

ACCOUNT INFORMATION

Account Access allows you to access, in a secure environment, all of your T. Rowe Price mutual fund, brokerage, variable annuity, and workplace retirement accounts with a single login.

AccountMinder is a personal page, with one password, that gives you access to all your online financial information and other records from the secure T. Rowe Price Account Access site.


FINANCIAL TOOLS AND CALCULATORS

College Investment Calculator. This interactive tool allows you to estimate simultaneously the college costs for as many as five children.

Morningstar(registered trademark) Portfolio Tracker(servicemark). See how your investments are performing at any time. After you enter ticker symbols for your stocks and mutual funds, Portfolio Tracker provides information on prices, market value, and any applicable Morningstar ratings.

Investment Strategy Planner. This planning tool can help you develop and implement an asset allocation strategy that's appropriate for you.

Retirement Income Calculator. This free calculator simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.


INVESTMENT TRACKING AND INFORMATION

My TRP e-Updates. This free e-mail service offers timely market reports, important information about investing, and the latest updates on the T. Rowe Price funds and services.

Morningstar(registered trademark) Portfolio Watchlist(servicemark). Like the Portfolio Tracker, the Watchlist allows you to see how your investments are performing. After entering your ticker symbols, the Watchlist automatically provides you with prices, price changes in dollars and percentages, target highs and lows, and target volume.

Morningstar(registered trademark) Portfolio X-Ray(servicemark). This comprehensive tool goes below the surface to give you an in-depth examination of all your investments. It analyzes your portfolio by asset allocation, stock sector, fees and expenses, stock statistics, world regions, and top holdings.



T. Rowe Price College Planning
--------------------------------------------------------------------------------

College Planning

With the costs of college steadily increasing, it's critical to plan early for this financial event. Our educational investment vehicles and information can help you lay the foundation for the future of your loved ones. For more information or to request a kit, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

T. Rowe Price College Savings Plan. This national "529" plan is sponsored by the Education Trust of Alaska and designed to help families prepare for college education costs. The Plan, which is open to any U.S. resident, allows participants to invest up to a maximum account balance of $250,000 for a person's education. With systematic investing, you can invest as little as $50 per month. In addition, assets grow tax-deferred and are free of federal income taxes when used for qualified educational expenses.

We also offer two additional college savings plans, including the Maryland College Investment Plan and the University of Alaska College Savings Plan, both of which offer federal tax-deferred growth and benefits for state residents.

Education Savings Accounts (formerly Education IRAs). This education investment account allows individuals to invest a total of $2,000 per year per beneficiary to pay for educational costs at eligible schools including elementary, secondary, and post-secondary institutions. Withdrawals from Education Savings Accounts are tax-free if the proceeds are used for qualifying educational expenses.

College Investment Calculator. This Web-based application helps you to determine simultaneously the college costs for as many as five children. The calculator is also connected with a database that lets you select specific schools with actual costs of tuition and room and board.

College Planning Basics. This Insights report offers a college cost worksheet and describes the options available to individuals planning for college.



T. Rowe Price Advisory Services
--------------------------------------------------------------------------------


Advisory Services

If you are looking for professional investment advisory services with a personal touch, T. Rowe Price offers tools to help you make informed investing decisions and take control of your financial future.

The T. Rowe Price(registered trademark) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can take in retirement. The program uses extensive statistical analysis and the input of financial planning professionals to suggest an income plan that best meets your objectives.

Rollover Investment Service* offers asset allocation advice to those planning a major change in their qualified retirement plans, such as a 401(k) rollover from a previous employer or an IRA transfer.

T. Rowe Price Investment Checkup(registered trademark) offers a second opinion on your portfolio. We analyze your investments using proprietary software and provide asset allocation suggestions based on your personal profile.

Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

Morningstar(registered trademark) Clear Future(servicemark) Guidance. This unique retirement planning tool can help you determine an investment strategy for your retirement assets. After you input information about your current financial situation, Clear Future calculates several retirement income ranges you could achieve.

* Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.



T. Rowe Price Brokerage Services
--------------------------------------------------------------------------------

Brokerage Services

T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

T. Rowe Price Brokerage provides high-quality services and financial tools you can use to manage your investments effectively and conveniently. We also offer commission savings over full-service brokerages on a number of transactions.

Brokerage Advantage. This premium relationship account is designed for investors with higher balances who seek to manage all of their investments through a single account. Brokerage Advantage clients also enjoy unlimited checking and VISA Gold ATM & Check Cards.

Mutual Fund Gateway. This service lets you invest in more than 100 prominent no-load fund families using a single account.

Margin and Options Trading for qualified investors.

Online Account Access. This service lets you access your Brokerage account, place stock, option, and mutual fund orders, create personal watch lists, and get real-time quotes over the Internet. Customers can enjoy low flat-rate commissions of $19.95 on stock trades.*

Tele-Trader. This automated, 24-hour trading service allows you to enter stock and option orders, access real-time quotes, and hear a report of your account balances. You can also create a quote list for your selected securities.

Online Research and News.** Company news, stock information, and interactive charting available 24 hours a day, provided by Thomson Financial Services.


*    $19.95 per trade for up to 1,000 shares, plus $0.02 per share thereafter.

** The information provided through these services is prepared by independent investment research companies that are not affiliated with T. Rowe Price. While the information provided is deemed reliable, neither T. Rowe Price Brokerage nor the information providers guarantee the accuracy or completeness of the information or make any warranties with regard to the results obtained from its use.



T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic

Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value*
New America Growth
New Era
New Horizons
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*!
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS
Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Retirement 2010

BLENDED ASSET FUNDS (continued)
Retirement 2020
Retirement 2030
Retirement 2040
Retirement Income
Tax-Efficient Balanced


BOND FUNDS

Domestic Taxable
Corporate Income
GNMA
High Yield*
Inflation Protected Bond
New Income*
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term


Domestic Tax-Free
California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income*
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond


MONEY MARKET FUNDS!!

Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money


Tax-Free
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money


INTERNATIONAL/GLOBAL FUNDS

Stock
Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery!
International Equity Index
International Growth & Income*
International Stock*
Japan
Latin America
New Asia
Spectrum International

Bond
Emerging Markets Bond
International Bond*

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

!    Closed to new investors.

!! Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

     Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.


T. Rowe Price, Invest With Confidence (registered trademark)

T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, MD 21202

                                                                F56-050  2/28/03